Income taxes - DTA (Detail 3.1) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	SFr 22,011	SFr 30,973
Valuation allowance	(12,166)	(17,818)
Recognized	9,844	13,155
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	16,934	24,627
Valuation allowance	(11,191)	(16,430)
Recognized	5,743	8,197
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	5,077	6,346
Valuation allowance	(975)	(1,388)
Recognized	4,102	4,958
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,136	1,420
Valuation allowance	(222)	(208)
Recognized	914	1,211
of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	473	935
Valuation allowance	(58)	(118)
Recognized	414	817
of which: related to investments in subsidiaries and goodwill | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,374	2,059
Valuation allowance	0	0
Recognized	2,374	2,059
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,095	1,932
Valuation allowance	(695)	(1,062)
Recognized	400	870
UBS AG
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	21,949	30,962
Valuation allowance	(12,166)	(17,818)
Recognized	9,783	13,144
UBS AG | Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	16,934	24,627
Valuation allowance	(11,191)	(16,430)
Recognized	5,743	8,197
UBS AG | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	5,016	6,335
Valuation allowance	(975)	(1,388)
Recognized	4,040	4,947
UBS AG | of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,133	1,419
Valuation allowance	(222)	(208)
Recognized	911	1,211
UBS AG | of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	473	935
Valuation allowance	(58)	(118)
Recognized	414	817
UBS AG | of which: related to investments in subsidiaries and goodwill | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,327	2,059
Valuation allowance	0	0
Recognized	2,327	2,059
UBS AG | of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,083	1,922
Valuation allowance	(695)	(1,062)
Recognized	SFr 388	SFr 859